Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Provision for Income Taxes

Income (loss) before provision for income taxes was generated from the following sources (in thousands):

	Year Ended December 31,
	2016	2015	2014
Domestic	$(15,145)	$(2,651)	$(11,867)
Foreign	(427)	117	117
Total loss before provision for income taxes	$(15,572)	$(2,534)	$(11,750)

Summary of Income Tax Expense

A summary of the income tax expense is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current:
Federal	$—	$—	$—
State	(153)	5	5
Foreign	61	63	44
Total current	(92)	68	49
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	(137)	—	—
Total deferred	(137)	—	—
Total provision	$(229)	$68	$49

Federal Statutory Rate to Profit before Income Taxes

A reconciliation of the provision for income taxes to the amount of income tax expense that would result from applying the federal statutory rate to the profit before income taxes is as follows:

	Year Ended December 31,
	2016	2015	2014
Federal statutory rate	35.0%	35.0%	35.0
State tax, net of federal benefit	4.6	(20.4)	1.2
Equity compensation	(0.3)	(13.7)	(6.6)
International tax items	(1.0)	(4.6)	0.1
Foreign taxes	0.5	(2.5)	(0.4)
Uncertain tax positions	1.1	0.0	0.0
Other	(0.2)	(10.6)	(2.5)
Miscellaneous	(0.5)	(1.1)	0.0
Change in valuation allowance	(37.7)	15.2	(27.5)
	1.5%	(2.7)%	(0.7)

Components of Deferred Tax Assets and Liabilities

The major components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2016	2015
Deferred income tax assets
Net operating loss carry forwards	$53,986	$48,003
Credit carry forwards	3,464	3,708
Fixed assets	985	1,181
Intangibles	15,894	19,588
Equity based compensation	688	311
Nondeductible accruals	1,346	1,977
Various reserves	132	142
Other	29	56
Valuation allowance	(76,648)	(74,907)
Total deferred income taxes - net	(124)	59
Deferred income tax liabilities
Prepaid expenses	(57)	(59)
Total deferred income liabilities	(57)	(59)

Net deferred income tax assets (liabilities)	$(181)	$—

Gross Unrecognized Tax Benefits Changes in Balances

The Company’s gross unrecognized tax benefits as of December 31, 2016 and 2015 and the changes in those balances are as follows (in thousands):

	Year Ended December 31,
	2016	2015
Beginning balance	$592	$592
Increases/(decreases) in tax positions for the current year	(164)	—
Increases/(decreases) in tax positions for the prior year	—	—
Gross unrecognized tax benefits, ending balance	$428	$592